Long-Term Debt (Details Narrative) - USD ($)	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 25, 2019	Oct. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Restricted cash			$ 50,000,000	$ 50,000,000
Weighted average interest rate			3.10%	3.70%	5.40%
Total interest incurred on long-term debt			$ 18,762,000	$ 24,146,000	$ 46,638,000
Line of credit facility, commitment fee amount			$ 0	$ 0	$ 791,000
$250 Million Senior Unsecured Notes due 2019 (2019 Notes) [Member]
Debt Instrument [Line Items]
Repayments of notes payable		$ 204,600,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date			Sep. 18, 2019
Amount drawn down			$ 675,000,000
Amount drawn down	$ 675,000,000
Debt instrument, description of variable rate basis			LIBOR
Loan Margin Percentage			3.00%
Vessels provided as collateral			six LNG vessels
Maturity profile			5 years
Line of credit facility, repayment installments			20
Debt Instrument, frequency of payments			quarterly
Debt Instrument, Covenant Compliance			As of December 31, 2021, the Partnership was in compliance with all financial and non-financial covenants prescribed in its $675 Million Credit Facility.
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Restricted cash			$ 50,000,000
$480 Million Senior Secured Term Loan Facility (Term Loan B) [Member]
Debt Instrument [Line Items]
Amount repaid	$ 470,400,000